1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security	Shares	Value
Common Stocks ― 64.7%
Communication Services ― 2.5%
Netflix Inc.	1,215	$456,232	*
Walt Disney Co/The	3,690	356,454
Total Communication Services		812,686

Consumer Discretionary ― 6.9%
Amazon.com Inc.	495	965,111	*
BorgWarner Inc.	9,380	228,591
Home Depot Inc/The	2,995	559,197
TJX Cos Inc.	9,420	450,370
Total Consumer Discretionary		2,203,269

Consumer Staples ― 6.5%
Costco Wholesale Corp.	2,500	712,825
CVS Health Corp.	6,370	377,932
Darling Ingredients Inc.	2,275	43,612	*
Estee Lauder Cos. Inc., Class A Shares	2,495	397,553
PepsiCo Inc.	4,580	550,058
Total Consumer Staples		2,081,980

Financials ― 7.9%
Bank of America Corp.	23,440	497,631
Boston Properties LP	2,350	216,740
Charles Schwab Corp/The	12,570	422,603
CME Group Inc.	2,905	502,304
Prologis Inc.	4,845	389,393
Truist Financial Corp.	15,875	489,585
Total Financials		2,518,256

Health Care ― 8.3%
Boston Scientific Corp.	16,740	546,226	*
Chubb Limited	3,315	370,252
Teleflex Inc.	1,940	568,149
Thermo Fisher Scientific Inc.	2,220	629,592
UnitedHealth Group Inc.	2,135	532,426
Total Health Care		2,646,645

Industrials ― 8.9%
Cintas Corp.	2,025	350,770
Danaher Corp.	4,670	646,375
Eaton Corp. PLC	5,815	451,767
Illinois Tool Works Inc.	2,555	363,117
Union Pacific Corp.	2,765	389,976
Verisk Analytics Inc.	1,590	221,614
Xylem Inc/NY	6,430	418,786
Total Industrials		2,842,405

Information Technology ― 21.8%
Adobe Systems Inc.	1,505	478,951	*
Alphabet Inc., Class A Shares	705	819,175	*
Analog Devices Inc.	2,635	236,228

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)

Security			Shares	Value
Information Technology ― 21.8% (Continued)
Apple Inc.			4,120	$1,047,675
Broadcom Inc.			1,055	250,140
Facebook Inc., Class A			2,835	472,878	*
Intuit Inc.			1,675	385,250
Microsoft Corp.			8,165	1,287,702
NVIDIA Corp.			1,415	372,994
PayPal Holdings Inc.			5,160	494,018	*
Salesforce.com Inc.			3,225	464,336	*
SolarEdge Technologies Inc.			910	74,511	*
Visa Inc., Class A Shares			3,590	578,421
Total Information Technology				6,962,279

Utilities ― 1.9%
American Water Works Co. Inc.			5,130	613,343
Total Utilities				613,343

Total Common Stocks (Cost ― $12,794,103)				20,680,863

		Maturity	Face
	Rate	Date	Amount
Collateralized Mortgage Obligations ― 0.0%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	$8,583	8,723
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	6,598	7,362
Total Collateralized Mortgage Obligations (Cost ― $15,523)				16,085

Corporate Bonds ― 20.9%
Consumer Discretionary ― 1.1%
Comcast Corp.	3.375%	2/15/2025	70,000	74,695
Comcast Corp.	5.650%	6/15/2035	200,000	268,640
Total Consumer Discretionary				343,335

Consumer Staples ― 1.0%
CVS Health Corp.	4.780%	3/25/2038	105,000	116,525
PepsiCo Inc.	3.100%	7/17/2022	135,000	140,607
PepsiCo Inc.	3.500%	3/19/2040	65,000	72,872
Total Consumer Staples				330,004

Financials ― 6.9%
Bank of America Corp. (effective 5/17/2021, 3M US LIBOR + 0.63%)	3.499%	5/17/2022	130,000	131,602	(a)
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.81%)	3.366%	1/23/2026	160,000	167,946	(a)
Bank of America Corp.	4.183%	11/25/2027	165,000	170,900
Bank of Montreal	3.100%	7/13/2020	110,000	110,288
BlackRock Inc.	3.250%	4/30/2029	105,000	110,281
Citigroup Inc.	5.500%	9/13/2025	110,000	120,654
Host Hotels & Resorts LP	3.375%	12/15/2029	225,000	189,982

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 6.9% (Continued)
Intercontinental Exchange Inc.	3.750%	12/1/2025	$75,000	$79,260
MetLife Inc.	4.550%	3/23/2030	55,000	60,768
PNC Financial Services Group Inc.	2.200%	11/1/2024	110,000	112,971
Prologis Inc.	2.250%	4/15/2030	115,000	105,503
Prudential Financial Inc.	1.500%	3/10/2026	170,000	160,195
Simon Property Group LP	3.375%	12/1/2027	155,000	148,932
State Street Corp. (effective 11/1/2029, US SOFR + 1.49)	3.031%	11/1/2034	85,000	82,271	(a)
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	122,249
Toronto-Dominion Bank	1.850%	9/11/2020	200,000	199,759
Welltower Inc.	2.700%	2/15/2027	125,000	119,056
Total Financials				2,192,617

Health Care ― 4.2%
AbbVie Inc.	4.400%	11/6/2042	150,000	167,224
Boston Properties LP	4.500%	12/1/2028	155,000	170,656
Bristol-Myers Squibb Co.	3.900%	2/20/2028	105,000	116,930	(b)
Bristol-Myers Squibb Co.	3.400%	7/26/2029	125,000	138,285	(b)
Cigna Corp.	3.200%	9/17/2020	225,000	225,348
Express Scripts Holding Co.	3.050%	11/30/2022	185,000	187,853
Gilead Sciences Inc.	4.500%	4/1/2021	125,000	126,777
Gilead Sciences Inc.	4.600%	9/1/2035	100,000	124,267
UnitedHealth Group Inc.	3.500%	8/15/2039	95,000	102,954
Total Health Care				1,360,294

Information Technology ― 2.3%
Apple Inc.	2.850%	2/23/2023	185,000	193,273
Microsoft Corp.	4.200%	11/3/2035	175,000	218,693
QUALCOMM Inc.	2.250%	5/20/2020	135,000	134,986
QUALCOMM Inc.	3.450%	5/20/2025	175,000	183,705
Total Information Technology				730,657

Materials ― 0.4%
Nutrien Ltd.	4.200%	4/1/2029	110,000	115,025
Total Materials				115,025

Telecommunication Services ― 2.4%
AT&T Inc.	4.450%	4/1/2024	150,000	159,992
AT&T Inc.	4.350%	3/1/2029	115,000	124,343
Verizon Communications Inc.	4.329%	9/21/2028	104,000	118,537
Verizon Communications Inc.	3.875%	2/8/2029	100,000	110,836
Verizon Communications Inc.	4.500%	8/10/2033	110,000	129,927
Verizon Communications Inc.	5.250%	3/16/2037	105,000	133,761
Total Telecommunication Services				777,396

Utilities ― 2.5%
Avangrid Inc.	3.800%	6/1/2029	125,000	128,104
DTE Electric Co.	4.050%	5/15/2048	120,000	135,384
Duke Energy Carolinas LLC	3.350%	5/15/2022	275,000	283,488
Georgia Power Co.	3.250%	4/1/2026	100,000	103,771
MidAmerican Energy Co.	3.650%	4/15/2029	90,000	96,774
Public Service Co of Colorado	3.200%	3/1/2050	55,000	55,833
Total Utilities				803,354

Total Corporate Bonds (Cost ― $6,307,419)				6,652,682

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Foreign Government Agency Issues ― 1.8%
International Bank for Reconstruction & Development	3.125%	11/20/2025	$270,000	$304,999
International Finance Corp.	2.000%	10/24/2022	255,000	264,685
Total Foreign Government Agency Issues (Cost ― $523,183)				569,684

Mortgage Backed Securities ― 0.5%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	36,057	38,822
Gold Pool A35826	5.000%	7/1/2035	11,650	12,582
Gold Pool A49479	5.000%	6/1/2036	15,005	16,444
Gold Pool A65694	6.000%	9/1/2037	20,555	23,253
Federal National Mortgage Association (FNMA)
Pool 896885	6.000%	6/1/2022	914	938
Pool 995262	5.500%	1/1/2024	8,089	8,555
Pool 891596	5.500%	6/1/2036	23,514	26,634
Pool 900936	6.500%	2/1/2037	2,715	3,010
Pool 946594	6.000%	9/1/2037	15,828	18,208
Total Mortgage Backed Securities (Cost ― $134,094)				148,446

U.S. Government & Agency Obligations ― 8.9%
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	35,000	52,292
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	70,000	108,458
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	165,000	166,337
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	110,000	157,606
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	554,924
United States Treasury Bonds	7.875%	2/15/2021	250,000	266,978
United States Treasury Bonds	8.000%	11/15/2021	75,000	84,494
United States Treasury Bonds	7.625%	11/15/2022	250,000	298,315
United States Treasury Bonds	6.250%	8/15/2023	90,000	108,070
United States Treasury Bonds	7.500%	11/15/2024	265,000	351,332
United States Treasury Bonds	6.875%	8/15/2025	50,000	67,057
United States Treasury Bonds	6.750%	8/15/2026	30,000	41,800
United States Treasury Bonds	5.500%	8/15/2028	10,000	14,000
United States Treasury Bonds	3.500%	2/15/2039	131,000	186,680
United States Treasury Bonds	4.375%	11/15/2039	242,000	383,447
Total U.S. Government & Agency Obligations (Cost ― $2,365,690)				2,841,790

Short-Term Investment ― 3.2%			Shares
Fidelity Money Market - Government Portfolio - Class I	0.030%		1,031,425	1,031,425	(c)
Total Short-Term Investment (Cost ― $1,031,425)				1,031,425

Total Investments ― 99.9% (Cost ― $23,171,437)				31,940,975
Other Assets in Excess of Liabilities ― 0.1%				46,554
Total Net Assets ― 100.0%				$31,987,529

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)
Notes:

* Non-income producing security.
(a) Fixed to floating rate. Effective date of change and formula disclosed.
(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified buyers on a public offering registered under Securities Act of 1933.  The security has been deemed liquid by the Advisor. At March 31, 2020, the value of these securities totaled $255,215.

(c) The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
LIBOR - London Inter-Bank Offered Rate
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1919 Variable Socially Responsive Balanced Fund
Schedule of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$20,680,863	$-	$-	$20,680,863
Collateralized Mortgage Obligations	-	16,085	-	16,085
Corporate Bonds	-	6,652,682	-	6,652,682
Foreign Government Agency Issues	-	569,684	-	569,684
Mortgage-Backed Securities	-	148,446	-	148,446
U.S. Government & Agency Obligations	-	2,841,790	-	2,841,790
Total long-term investments	$20,680,863	$10,228,687	$-	$30,909,550
Short-term investments	1,031,425		-	1,031,425
Total investments	$21,712,288	$10,228,687	$-	$31,940,975

* See Schedule of Investments for additional detailed categorizations.